Fair Value Measurements (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Financial liabilities subject to fair value measurements on a recurring basis
March 31, 2023
	Level 1	Level 2	Level 3	Fair Value
Financial Liabilities:
Derivative liabilities	$-	$-	$-	$-
Total Financial Liabilities	$-	$-	$-	$-
	December 31, 2022
	Level 1	Level 2	Level 3	Fair Value
Financial Liabilities:
Derivative liabilities	$-	$-	$4,379,944	$4,379,944
Total Financial Liabilities	$-	$-	$4,379,944	$4,379,944

	December 31, 2022
	Level 1	Level 2	Level 3	Fair Value
Financial Liabilities:
Derivative liabilities	$—	$—	$4,379,944	$4,379,944
Total Financial Liabilities	$—	$—	$4,379,944	$4,379,944

Schedule of derivative liability
Derivative liabilities
Balance at January 25, 2022	$-
Fair value of financial instruments at issuance	474,348
Change in fair value	3,905,596
Balance at December 31, 2022	$4,379,944

Derivative liabilities
Balance at December 31, 2022	$4,379,944
Change in fair value	216,095
Settlement of derivative liability	(4,596,039)
Balance at March 31, 2023	$-

Derivative liabilities
Balance at January 25, 2022	$-
Fair value of financial instruments at issuance	474,348
Change in fair value	3,905,596
Balance at December 31, 2022	$4,379,944